Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Short-Term Corporate Bond Fund, Inc.
Entity Central Index Key	0000834126
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class A
Trading Symbol	PBSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund
utilized
derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.00%	1.53%	2.38%
Class A without sales charges	6.39%	1.99%	2.62%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class C
Trading Symbol	PIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE
FUND COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period,
the
Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.57%	1.21%	1.86%
Class C without sales charges	5.57%	1.21%	1.86%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R
Trading Symbol	JDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the
Fund
utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	6.04%	1.65%	2.30%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class Z
Trading Symbol	PIFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund
utilized
derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.65%	2.22%	2.87%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R2
Trading Symbol	PIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional
information
about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated
further softening in the labor
market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help
manage
yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.21%	1.80%	2.56% (12/27/2017)
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	1.74%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.94%

*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R4
Trading Symbol	PIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Short-Term Corporate Bond Fun d (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.47%	2.07%	2.82% (12/27/2017)
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	1.74%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R6
Trading Symbol	PSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/
mutual
-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR
THE LAST
YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.74%	2.31%	2.97%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,380,152,949
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 29,302,188
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.